Acquisition and Deconsolidations of Subsidiaries (Details)	Dec. 31, 2023 USD ($)
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Transaction cost (in Dollars)	$ 4,000,000
VIRGIN ISLANDS, BRITISH | Sky KingWin Ltd [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Equity interest percentage	100.00%
Insights Consulting LTD [Member]
Acquisition and Deconsolidations of Subsidiaries (Details) [Line Items]
Acquire equity interest	100.00%